Taxes (Details) - Schedule of reconciliation of the federal income tax rate to the effective tax rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Federal Income Tax Rate To The Effective Tax Rate Abstract
U.S. federal statutory rate			21.00%		21.00%	21.00%
State tax, net of federal tax benefit					4.40%	2.80%
Change in fair value of warrant liability					(14.10%)	(27.30%)
Change in fair value of debt					8.20%
Warrant issuance costs						1.80%
Other
Valuation allowance					1.40%	1.70%
Income tax provision	(25.20%)	0.00%	218.20%	0.00%	4.50%